Long-term Debt, Net of Unamortized Debt Discount and Debt Issuance Costs (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Debt

The Company’s scheduled future principal payments for the Secured Loan Notes are as follows (in thousands):

Year Ended December 31,
2024	$39,000
Less: unamortized discount and issuance costs	(5,295)
Carrying value of long-term debt	$33,705